Consolidated Balance Sheets - USD ($) $ in Thousands	May 31, 2017	May 31, 2016
Current Assets
Cash and cash equivalents	$ 350,497	$ 265,152
Trade accounts receivable (less allowances of $44,138 and $24,600, respectively)	995,330	963,092
Inventories	788,197	685,818
Prepaid expenses and other current assets	263,412	221,286
Total current assets	2,397,436	2,135,348
Property, Plant and Equipment, at Cost	1,484,579	1,344,830
Allowance for depreciation	(741,893)	(715,377)
Property, plant and equipment, net	742,686	629,453
Other Assets
Goodwill	1,143,913	1,219,630
Other intangible assets, net of amortization	573,092	575,401
Deferred income taxes	19,793	19,771
Other	213,529	185,366
Total other assets	1,950,327	2,000,168
Total Assets	5,090,449	4,764,969
Current Liabilities
Accounts payable	534,718	500,506
Current portion of long-term debt	253,645	4,713
Accrued compensation and benefits	181,084	183,768
Accrued losses	31,735	35,290
Other accrued liabilities	234,212	277,914
Total current liabilities	1,235,394	1,002,191
Long-Term Liabilities
Long-term debt, less current maturities	1,836,437	1,635,260
Other long-term liabilities	482,491	702,979
Deferred income taxes	97,427	49,791
Total long-term liabilities	2,416,355	2,388,030
Commitments and contingencies (Note N)
Stockholders' Equity
Preferred stock, par value $0.01; authorized 50,000 shares; none issued
Common stock, par value $0.01; authorized 300,000 shares; issued 141,242 and outstanding 133,563 as of May 2017; issued 140,195 and outstanding 132,944 as of May 2016	1,336	1,329
Paid-in capital	954,491	921,956
Treasury stock, at cost	(218,222)	(196,274)
Accumulated other comprehensive (loss)	(473,986)	(502,047)
Retained earnings	1,172,442	1,147,371
Total RPM International Inc. stockholders' equity	1,436,061	1,372,335
Noncontrolling Interest	2,639	2,413
Total equity	1,438,700	1,374,748
Total Liabilities and Stockholders' Equity	$ 5,090,449	$ 4,764,969